Share Capital and Reserves (Details) - Schedule of Assumptions Fair Value of the Warrants - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share Capital and Reserves (Details) - Schedule of Assumptions Fair Value of the Warrants [Line Items]
Expected dividend yield
Volatility	132.78%
Weighted average fair value per warrant (in Dollars per share)	$ 3.36	$ 4.16
Minimum [Member]
Share Capital and Reserves (Details) - Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate	4.13%
Expected life of warrants	2 years 6 months 29 days
Maximum [Member]
Share Capital and Reserves (Details) - Schedule of Assumptions Fair Value of the Warrants [Line Items]
Risk-free interest rate	4.49%
Expected life of warrants	4 years 8 months 1 day